Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Operating loss carryforwards with no expiration date	Apr. 30, 2015 Change in Tax Status	Apr. 30, 2012 Change in Tax Status	Mar. 31, 2012 Thailand	Sep. 30, 2011 The Philippines	Apr. 30, 2007 The Philippines
Income Taxes [Line Items]
Statutory income tax rate	41.00%	41.00%	41.00%		36.00%	38.00%
Effective income tax rate, increase from previous year	4.20%
Effective income tax rate	26.50%	22.30%	23.10%
Income tax incentives and privileges, exemption period							for a period of seven to eight years	four years	for four years. This income tax holiday will be extended more for two years.
Operating loss carryforwards	¥ 22,138			¥ 4,712
Operating loss carryforwards, expiration period	expire at various dates primarily up to 9 years
Undistributed earnings of foreign subsidiaries	113,808
Undistributed earnings of foreign subsidiaries, future estimated additional deferred tax liability	11,741
Unrecognized tax benefits that, if recognized, would reduce the effective tax rate	1,766
Unrecognized tax benefit, total gross accrued interest and penalty	¥ 396	¥ 396